Capital Lease Obligations - Additional Information (Detail) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) lease vessel building
Capital Leased Assets [Line Items]
Number of vessels | vessel		5
Assets Held for Sale [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel			2
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets | lease			2
Approximate capital leases future minimum payments due			$ 478.1
Interest expenses included in capital lease payment obligation			$ 139.8
LNG Carriers [Member] | Teekay LNG [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets | lease			2
Lease term	10 years
Weighted-average interest rate on leases	5.50%
Sale leaseback transaction			$ 682.8
Number of carrier newbuildings | building			4
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Weighted-average interest rate on leases			5.50%
Approximate capital leases future minimum payments due			$ 58.2
Interest expenses included in capital lease payment obligation			$ 3.6
Suezmax Tankers [Member] | Teekay LNG [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets | lease			2
Suezmax Tankers [Member] | Teekay LNG [Member] | Assets Held for Sale [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel			2